UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

(Exact name of registrant as specified in charter)

218 East Front Street, Suite 205

Missoula, Montana 59802

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 South DuPont Highway

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tarkio Fund

CLARK FORK TRUST - TARKIO FUND

Proposal		Proposed by	Mgt. Position	Registrant Voted

AGILENT TECHNOLOGIES, INC.
Cusip:	00846U-101	Ticker: A

Meeting Date March 21, 2012
1A	Elect Director Robert J. Herbold	Management	For	For
1B	Elect Director Koh Boon Hwee	Management	For	For
1C	Elect Director William P. Sullivan	Management	For	For
2	Ratify Audit and Finance Committee's Appointment of Pricewaterhousecoopers LLP as Independent Registered Public Accounting Firm	Management	For	For
3	Approve Compensation for Named Executive Officers	Management	For	For

COGNEX
Cusip:	192422-103	Ticker: CGNX

Meeting Date December 6, 2011
1	Approve Cognex Corporation 2001 General Stock Option Plan as Amended and Restated	Management	For	For

COSTCO
Cusip:	22160K-105	Ticker: COST

Meeting Date January 26, 2012
1	Elect Directors 1) James D. Sinegal, 2) Jeffrey H. Brotman, 3) Richard A. Galanti, 4) Daniel J. Evans, 5) Jeffrey S. Raikes	Management	For	For
2	Ratify Selection of Independent Auditors	Management	For	For
3	Amendment of Company's Fifth Restated Stock Incentive Plan	Management	For	For
4	Approval, on Advisory Basis, of Executive Compensation	Management	For	For

EXPEDITORS INT'L OF WASHINGTON, INC.
Cusip:	302130-109	Ticker EXPD

Meeting Date: May 2, 2012
1A	Elect Director Mark A. Emmert	Management	For	For
1B	Elect Director R. Jordan Gates	Management	For	For
1C	Elect Director Dan P. Kourkoumelis	Management	For	For
1D	Elect Director Michael J. Malone	Management	For	For
1E	Elect Director John W. Meisenbach	Management	For	For
1F	Elect Director Peter J. Rose	Management	For	For
1G	Elect Director James L. K. Wang	Management	For	For
1H	Elect Director Robert R. Wright	Management	For	For
2	Approve Non-binding Named Executive Officers Compensation	Management	For	For
3	Approve/Ratify Adoption of 2012 Stock Option Plan	Management	For	For
4	Ratify Appointment of KPMG LLP as Independent Registered Public Accounting Firm for 2012	Management	For	For
5	Consider Shareholder Proposal to Adopt an Independent Board Chairman Policy	Shareholder	Against	Against

HERMAN MILLER, INC.
Cusip:	600544-100	Ticker: MLHR

Meeting Date October 10, 2011
1	Elect Directors 1) Mary Vermeer Andringa, 2) J Barry Griswell, 3) Brian C. Walker	Management	For	For
2	Approve 2011 Long-Term Incentive Plan	Management	For	For
3	Ratify Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm	Management	For	For
4	Approve, on Advisory Basis, Compensation Paid to Named Executive Officers	Management	For	For
5	Approve, on Advisory Basis, Frequency of Shareholder Advisory Vote on Executive Compensation	Management	1 Year	1 Year

JDS UNIPHASE CORPORATION
Cusip:	46612J-507	Ticker: JDSU

Meeting Date November 16, 2011
1	Elect Directors 1) Penelope A. Herscher, 2) Masood Jabbar, 3) Thomas Waechter	Management	For	For
2	Ratify/Appoint Pricewaterhousecoopers LLP as Independent Public Accounting Firm for Fiscal Year Ending June 30,2012	Management	For	For
3	Approve Non-binding Advisory Vote, Compensation of Named Executive Officers	Management	For	For
4	Recommend, Non-Binding Advisory Vote, Frequency of Advisory Vote on Named Executive Compensation	Management	1 Year	1 Year

ROGERS CORPORATION
Cusip:	775133-101	Ticker: ROG

Meeting Date May 4, 2012
1

Elect Directors 1) Michael F. Barry, 2) Charles M. Brennan III, 3) Bruce D. Hoechner, 4) Gregory B. Howey, 5) J. Carl Hsu, 6) Carol R. Jensen, 7) William E. Mitchell, 8) Robert G. Paul, 9) Peter C. Wallace

		Management	For	For
2	Vote on Non-binding Advisory Resolution to Approve Executive Compensation as Disclosed in Accompanying Proxy Statement	Management	For	For
3	Approve Amendment to Rogers Corp. 2009 Long-term Equity Compensation Plan to Increase Number of Shares of Stock for Issuance from 1,275,000 to 1,775,000	Management	For	For
4	Ratify Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for Fiscal Year Ending December 31, 2012	Management	For	For

VALSPAR
Cusip:	920355-104	Ticker: VAL

Meeting Date February 16, 2012
1	Elect Directors 1) Jack Allen, 2) John S. Bode, 3) Jeffrey H. Curler	Management	For	For
2	Cast Advisory Vote on Executive Compensation ("Say-on-Pay" Vote)	Management	For	For
3	Ratify Appointment of Independent Registered Public Accounting Firm for Fiscal Year Ending October 26, 2012	Management	For	For

WELLS FARGO & COMPANY
Cusip:	949746-101	Ticker: WFC

Meeting Date April 24, 2012
1A	Elect Director John D. Baker II	Management	For	For
1B	Elect Director Elaine L. Chao	Management	For	For
1C	Elect Director John S. Chen	Management	For	For
1D	Elect Director Lloyd H. Dean	Management	For	For
1E	Elect Director Susan E. Engel	Management	For	For
1F	Elect Director Enrique Hernandez, Jr.	Management	For	For
1G	Elect Director Donald M. James	Management	For	For
1H	Elect Director Cynthia H. Milligan	Management	For	For
1I	Elect Director Nicholas G. Moore	Management	For	For
1J	Elect Director Federico F. Pena	Management	For	For
1K	Elect Director Philip J. Quigley	Management	For	For
1L	Elect Director Judith M. Runstad	Management	For	For
1M	Elect Director Stephen W. Sanger	Management	For	For
1N	Elect Director John G. Stumpf	Management	For	For
1O	Elect Director Susan G. Swenson	Management	For	For
2	Approve Advisory Resolution to Approve Named Executives Compensation	Management	For	For
3	Ratify Appointment of KPMG LLP as Independent Auditors for 2012	Management	For	For
4	Consider Stockholder Proposal Requiring Adoption of a Policy to Require an Independent Chairman	Shareholder	Against	Against
5	Consider Stockholder Proposal to Provide for Cumulative Voting in Contested Director Elections	Shareholder	Against	Against
6	Consider Stockholder Proposal to Amend Company's By-laws to Allow Stockholders to Nominate Director Candidates for Inclusion in Proxy Materials	Shareholder	Against	Against
7	Consider Stockholder Proposal Regarding an Investigation and Report on Internal Controls for Mortgage Servicing Operations	Shareholder	Against	Against

WHOLE FOODS MARKET, INC.
Cusip:	920355-104	Ticker: WFMI

Meeting Date March 9, 2012
1

Elect Directors 1) Dr. John Elstrott, 2) Gabrielle Greene, 3) Shahid (Hass) Hassan, 4) Stephanie Kugelman, 5) John Mackey, 6) Walter Robb, 7) Jonathan Seiffer, 8) Morris (Mo) Siegel, 9) Jonathan Sololoff, 10) Dr. Ralph Sorenson, 11) W. (Kip) Tindell, III

		Management	For	For
2	Ratification of Appointment of Ernst & Young, LLP as Independent Auditor for Fiscal Year 2012	Management	For	For
3	Ratification of Compensation Package Granted to Named Executive Officers	Management	For	For
4	Adoption of Amendment to Increase Authorized Shares of Common Stock to 600 Million	Management	For	For
5	Shareholder Proposal to Amend Bylaws to Permit Removal of Directors With or Without Cause	Shareholder	Against	Against
6	Shareholder Proposal to Require Whenever Possible an Independent Chairman of the Board of Directors Who Has Not Previously Served as an Executive Officer of the Company	Shareholder	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/Russell T. Piazza

* Russell T. Piazza

Chairman of the Board, Principal Executive Officer

Date: August 28, 2012

*Print the name and title of each signing officer under his or her signature.